Employee Benefit Plans (Schedule Of Assumed Health Care Cost Trend Rates) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Not Medicare Eligible [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care and prescription drug cost trend rate assumed for next year	6.90%	7.20%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2029	2029
Medicare Eligible [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care and prescription drug cost trend rate assumed for next year	7.80%	8.00%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2030	2029